CAPITAL STRUCTURE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000		150,000,000
Common stock, par or stated value per share	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001
Common stock, shares, issued	32,991,036		19,566,839
Common stock, shares, outstanding	32,991,036		19,566,839
Adjustments to additional paid in capital, other	$ 499,950	$ 3,271,444
Capital distributions	0	0
Treasury stock	$ 0	$ 0
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Unamortized stock-based compensation	$ 1,093,448
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000
Common stock, par or stated value per share	$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		8,000
Preferred stock, shares outstanding		8,000